UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-08509

Buffalo Small Cap Fund, Inc.
(Exact name of registrant as specified in charter)

5420 West 61st Place
Shawnee Mission, KS 66205
(Address of principal executive offices) (Zip code)

Kent W. Gasaway
5420 West 61st Place
Shawnee Mission, KS 66205
(Name and address of agent for service)

(913) 384-1513
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2007

Date of reporting period: June 30, 2006

Item 1. Schedule of Investments.

Buffalo Small Cap Fund
Schedule of Investments
June 30, 2006 (Unaudited)

Shares or
Face Amount			Value
	COMMON STOCKS - 97.76%
	Consumer Discretionary - 25.64%
	Auto Components - 1.03%
1,389,764	Gentex Corp.		$19,456,696

	Hotels, Restaurants & Leisure - 7.06%
1,136,600	Ameristar Casinos, Inc.		22,106,870
996,750	Orient-Express Hotels Ltd. - Class A		38,713,770
1,184,660	Penn National Gaming, Inc. (a)		45,941,115
706,300	P.F. Chang's China Bistro, Inc. (a)		26,853,526
			133,615,281

	Household Durables - 0.72%
12,600	Ethan Allen Interiors, Inc.		460,530
655,600	WCI Communities, Inc. (a)		13,203,784
			13,664,314

	Leisure Equipment & Products - 4.76%
4,700	Brunswick Corp.		156,275
1,017,100	Winnebago Industries, Inc.		31,570,784
2,132,350	WMS Industries, Inc. (a)(b)		58,405,067
			90,132,126

	Media - 1.36%
3,019,700	Lions Gate Entertainment Corp. (a)		25,818,435

	Multiline Retail - 0.92%
1,322,200	Tuesday Morning Corp.		17,386,930

	Specialty Retail - 8.30%
1,865,400	Borders Group, Inc.		34,435,284
735,550	Central Garden & Pet Co. (a)		31,665,427
815,748	Christopher & Banks Corp.		23,656,692
1,208,602	Gamestop Corp. - Class B (a)		41,394,619
1,078,100	Zale Corp. (a)		25,971,429
			157,123,451

	Textiles, Apparel & Luxury Goods - 1.49%
713,825	Oxford Industries, Inc.		28,131,843
	Total Consumer Discretionary		485,329,076

	Financials - 4.53%
	Capital Markets - 2.41%
1,064,812	Raymond James Financial, Inc.		32,231,859
878,250	W.P. Stewart & Co. Ltd.		13,366,965
			45,598,824

	Commercial Banks - 2.12%
787,500	Boston Private Financial Holdings, Inc.		21,971,250
429,250	Wilmington Trust Corp.		18,105,765
			40,077,015
	Total Financials		85,675,839

	Health Care - 26.17%
	Biotechnology - 5.39%
1,620,300	Amylin Pharmaceuticals, Inc. (a)		79,994,211
755,900	Myogen, Inc. (a)		21,921,100
			101,915,311

	Health Care Equipment & Supplies - 9.23%
2,894,000	Align Technology, Inc. (a)		21,386,660
1,705,560	American Medical Systems Holdings, Inc. (a)		28,397,574
1,912,500	ev3, Inc. (a)		28,324,125
1,849,500	Immucor, Inc. (a)		35,565,885
948,800	Mentor Corp.		41,272,800
947,800	Wright Medical Group, Inc. (a)		19,837,454
			174,784,498

	Health Care Providers & Services - 8.19%
755,575	Charles River Laboratories International, Inc. (a)		27,805,160
767,625	Covance, Inc. (a)		46,994,002
1,743,956	Pharmaceutical Product Development, Inc.		61,247,735
1,078,000	PSS World Medical, Inc. (a)		19,026,700
			155,073,597

	Pharmaceuticals - 3.36%
1,224,200	Medicis Pharmaceutical Corp. - Class A		29,380,800
1,475,050	Sciele Pharma, Inc. (a)		34,206,410
			63,587,210
	Total Health Care		495,360,616

	Industrials - 14.80%
	Commercial Services & Supplies - 14.80%
521,500	Bright Horizons Family Solutions, Inc. (a)		19,655,335
2,264,325	Corinthian Colleges, Inc. (a)		32,515,707
1,742,400	DeVry, Inc. (a)		38,280,528
1,748,500	Educate, Inc. (a)		13,393,510
1,249,800	FirstService Corp. (a)		33,294,672
1,247,100	Heidrick & Struggles International, Inc. (a)(b)		42,201,864
521,700	ITT Educational Services, Inc. (a)		34,333,077
1,593,400	Korn/Ferry International (a)		31,214,706
1,559,050	Navigant Consulting, Inc. (a)		35,312,482
	Total Industrials		280,201,881

	Information Technology - 26.62%
	Communications Equipment - 2.05%
1,728,450	Adtran, Inc.		38,769,133

	Computers & Peripherals - 1.45%
693,500	Rackable Systems, Inc. (a)		27,386,315

	Electronic Equipment & Instruments - 3.67%
1,592,275	Dolby Laboratories, Inc. - Class A (a)		37,100,007
883,100	National Instruments Corp.		24,196,940
184,675	Trimble Navigation Ltd. (a)		8,243,892
			69,540,839

	Internet Software & Services - 1.26%
434,250	Equinix, Inc. (a)		23,822,955

	Semiconductor & Semiconductor Equipment - 12.52%
1,069,000	Cabot Microelectronics Corp. (a)		32,401,390
1,454,000	Cree, Inc. (a)		34,547,040
1,936,350	Fairchild Semiconductor International, Inc. (a)		35,183,480
909,600	FormFactor, Inc. (a)		40,595,448
3,191,000	Micrel, Inc. (a)		31,941,910
1,748,368	MKS Instruments, Inc. (a)		35,177,164
1,883,600	Semtech Corp. (a)		27,218,020
			237,064,452

	Software - 5.67%
1,755,700	FileNet Corp. (a)		47,281,001
817,475	Kronos, Inc. (a)		29,600,770
1,500,500	Manhattan Associates, Inc. (a)(b)		30,445,145
			107,326,916
	Total Information Technology		503,910,610

	TOTAL COMMON STOCKS (Cost $1,505,123,608)		1,850,478,022

	SHORT TERM INVESTMENTS - 1.56%
	Investment Company - 0.07%
1,337,281	SEI Daily Income Trust Treasury II Fund - Class B		1,337,281
	Total Investment Companies		1,337,281

	U.S. Treasury Obligations - 1.49%
	Public Finance, Taxation, And Monetary Policy - 1.49%
$28,100,000	4.265%, 07/06/2006		28,084,350
	Total U.S. Treasury Obligations		28,084,350

	TOTAL SHORT TERM INVESTMENTS (Cost $29,421,631)		29,421,631

	Total Investments (Cost $1,534,545,239) - 99.32%		1,879,899,653

	Other Assets in Excess of Liabilities - 0.68%		12,914,054

	TOTAL NET ASSETS - 100.00%		$1,892,813,707

Percentages are stated as a percent of net assets.

(a)	Non Income Producing
(b)	Affiliated company; the Fund owns 5% or more of the outstanding voting securities of the issuer.

The cost basis of investments for federal income tax purposes at June 30, 2006 was as follows*:

Cost of investments		$ 1,534,545,239
Gross unrealized appreciation		461,518,208
Gross unrealized depreciation		(116,163,794)
Net unrealized appreciation		$ 345,354,414

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Other Affiliates *

Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. The aggregate market value of all securities of affiliated companies held in the Buffalo Small Cap Fund as of June 30, 2006 amounted to $131,052,076 representing 6.92% of net assets. There were no affiliated companies held in any other Funds. Transactions in the
Buffalo Small Cap Fund during the year ended June 30, 2006 in which the issuer was an "affiliated person" are as follows:

	Gamco Investors,	Heidrick & Struggles	Manhattan	WMS
	Inc. - Class A	International, Inc.	Associates, Inc.	Industries, Inc.	Total

March 31, 2006
Balance
Shares	414,800	1,111,500	1,500,500	1,889,750	4,916,550
Cost	$ 16,319,567	$ 35,632,678	$ 31,699,269	$ 41,113,886	$ 124,765,400

Gross Additions
Shares	-	135,600	-	242,600	378,200
Cost	$ -	$ 4,246,816	$ -	$ 7,214,336	$ 11,461,152

Gross Deductions
Shares	414,800	-	-	-	414,800
Cost	$ 16,319,657	$ -	$ -	$ -	$ 16,319,657

June 30, 2006
Balance
Shares	-	1,247,100	1,500,500	2,132,350	4,879,950
Cost	$ -	$ 39,879,494	$ 31,699,269	$ 48,328,222	$ 119,906,985

Realized gain (loss)	$ (965,043)	$ -	$ -	$ -	$ (965,043)

Investment income	$ -	$ -	$ -	$ -	$ -

*	As a result of the Buffalo Small Cap Fund's beneficial ownership of the common stock of these companies, regulators require that the Fund state that it may be deemed an affiliate of the respective issuer. The Fund disclaims that the "affiliated persons" are affiliates of the Distributor, Advisor, Funds or any other client of the Advisor.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended and the Investment Company Act of 1940, as amended the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Buffalo Small Cap Fund, Inc.

By (Signature and Title)  /s/ Kent W. Gasaway
Kent W. Gasaway, President and Treasurer

Date   8/17/06

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Kent W. Gasaway
Kent W. Gasaway, President and Treasurer

Date   8/17/06

* Print the name and title of each signing officer under his or her signature.